LONG-TERM DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long Term Deposits [Line Items]
Concession fee deposits	$ 5,516	$ 5,547
Office rental deposits	523	880
Total long-term deposits	$ 6,039	$ 6,427